UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08535

Light Revolution Fund, Inc.

(Exact name of registrant as specified in charter)

704 Court A, Tacoma, Washington         98402

 (Address of principal executive offices)  (Zip code)

Henry Hewitt

Light Revolution Fund, Inc.

704 Court A, Tacoma, Washington         98402

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 463-3957

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Item 1.  Reports to Stockholders.

[Graphic Omitted]

LIGHT REVOLUTION FUND

SEMI-ANNUAL REPORT

APRIL 30, 2003

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LIGHT REVOLUTION FUND

Light Revolution Fund

Semi-Annual Report

June 17, 2003

Dear Shareholder:

Clearly, the market is feeling better about itself and the future.  If this is still a bear market, it already rivals the disaster of 1929 to 1932 for duration.  Furthermore, with short term rates falling to levels not seen since the mid-1950s, cash as an alternative to the stock market has lost much of its allure.

We continue to believe that rates, especially on the long end, have further to fall which could boost equity prices.  However, investors should not throw caution to the wind since this may be a bear market rally and such episodes are usually fueled by the most speculative shares and ideas.

It is our opinion that shares of high quality technology companies belong in the arsenal of every prudent investor, but with the threat of deflation still quite real, the chance for further hard times cannot be ruled out.  In other words, cautious optimism is understandable, euphoria is not.

/s/ Henry Hewitt

Henry Hewitt

Fund Manager

Past performance is no guarantee of future results.  Mutual fund investing involves risk; loss of principle is possible.  The fund may be subject to a higher degree of market risk than a diversified fund because of its concentration in a specific industry or sector area.  Opinions expressed are those of Henry Hewitt and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

2003 Semi-Annual Report  1

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LIGHT REVOLUTION FUND

Schedule of Investments

April 30, 2003 (Unaudited)

Shares		Market Value

COMMON STOCK - 98.78%

Banks - 2.18%
1,387	The Bank of New York Co., Inc. *	$ 36,686

Broadcasting & Cable TV - 2.72%
1,000	Cox Communications, Inc.	33,100
1,160	Libery Media Corporation	12,760
		45,860
Business Services - 1.73%
990	Fiserv, Inc.	29,126

Communications Equipment - 2.41%
7,500	Corning Corporation	40,650

Communication Services - 4.17%
675	Alltel Corporation *	31,630
2,613	Nextel Communications	38,568
		70,198
Computer Hardware & Electronics - 13.21%
2,166	Apple Computer, Inc.	30,800
1,110	Dell Computer Corporation	32,168
910	First Data Corporation *	35,699
390	International Business Machines Corporation *	33,111
1,791	Koninklijke (Royal) Philips Electronics *	33,456
460	Lexmark International, Inc.	34,275
926	Sony Corporation ADR *	22,909
		222,418
Computer Services - 2.30%
1,565	Yahoo!, Inc.	38,765

Computer Storage Devices - 4.77%
4,935	EMC Corporation	44,859
2,932	Seagate Technology *	35,448
		80,307
E-Commerce - 1.91%
665	Wells Fargo & Company *	32,093

Entertainment & Media - 8.26%
1,309	Comcast Corporation Cl A Special Non-Voting	$ 39,362
1,150	The News Corporation Limited ADR *	32,522
33,643	Viacom, Inc. Class B	33,643
1,800	The Walt Disney Company *	33,588
		139,115
Imaging & Graphics - 3.87%
878	Canon, Inc. ADR *	35,217
1,000	Eastman Kodak, Co. *	29,910
		65,127

*Non-Income Producing Securities

The accompanying notes are an integral part of the financial statements.

2003 Semi-Annual Report  2

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LIGHT REVOLUTION FUND

Continued

Schedule of Investments

April 30, 2003 (Unaudited)

Integrated Circuits & Semiconductors - 16.54%
1,120	Analog Devices, Inc.	37,094
2,350	Applied Materials, Inc.	34,357
1,832	Intel Corporation *	33,654
840	KLA-Tencor Corporation	34,440
868	Maxim Integrated Products, Inc. *	34,138
3,650	Micron Technology, Inc.	31,025
1,920	Texas Instruments Incorporated *	35,501
1,421	Xilinx, Inc.	38,438
		278,647
Internet - 3.95%
2,340	Cisco Systems, Inc.	35,100
9,500	Sun Microsystems, Inc.	31,445
		66,545
Motion Pictures - 2.24%
648	Pixar	37,772

Retail - 4.52%
425	eBay, Inc.	39,487
1,225	USA Interactive Inc.	36,689
		76,176
Software - 12.28%
964	Adobe Systems, Inc. *	$ 33,287
633	Electronic Arts, Inc.	37,436
1,240	Microsoft Corporation, Inc. *	31,694
2,750	Oracle Corporation	32,670
1,500	SAP AG ADR *	38,265
688	Synopsys, Inc.	33,444
		206,796
Telecommunications - 4.13%
3,130	China Mobile Limited ADR *	31,331
3,500	Symbol Technologies, Inc. *	38,255
		69,586
Wireless - 7.59%
2,695	General Motors Corporation Class H	31,801
3,875	Motorola, Inc. *	30,651
2,067	Nokia Oyj ADR *	34,250
975	Qualcomm, Inc. *	31,083
		127,785

TOTAL FOR COMMON STOCK 98.78%		$ 1,663,652

CASH EQUIVALENTS
4,703	Wisconsin Corporate Centralcredit Union Variable	4,703
	Demand Note

TOTAL INVESTMENTS 99.06%		$ 1,668,355
(Identified Cost $1,765,712)

OTHER ASSETS LESS LIABILITIES - 0.94%		15,867

NET ASSETS - 100.00%		$ 1,684,222

*Non-Income Producing Securities

The accompanying notes are an integral part of the financial statements.

2003 Semi-Annual Report  3

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LIGHT REVOLUTION FUND

Statement of Assets and Liabilities

April 30, 2003 (Unaudited)

Assets:
Investment Securities at Market Value	$ 1,668,355
(Identified Cost $1,765,712)
Cash	1,157
Receivables:
Dividends and Interest	1,280
Receivable from Adviser	16,608
Total Assets	$ 1,687,400
Liabilities:
Accrued Management Fees	3,541
Accrued Distributions Fees	(2,265)
Accrued Other Expenses	(567)
Payable to Custodian Bank	2,469
Total Liabilities	3,178
Net Assets	$ 1,684,222

Net Assets Consist of:
Capital Paid In	7,356,561
Undistributed net investment loss	(33,227)
Accumulated Realized Gain (Loss) on Investments - Net	(5,541,755)
Unrealized Appreciation/(Depreciation) in Value
Of Investments Based on Identified Cost - Net	(97,357)
Net Assets for 256,529 Shares Outstanding	$ 1,684,222

Per Share Net Asset Value and Redemption Price	$ 6.57
($1,684,222/256,529 shares)

The accompanying notes are an integral part of the financial statements.

2003 Semi-Annual Report  4

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LIGHT REVOLUTION FUND

Statement of Operations

April 30, 2003 (Unaudited)

11/1/2002
to
4/30/2003
Investment Income:
Dividends	$ 9,097
Interest	437
Total Investment Income	$ 9,534
Expenses:
Advisory fees (Note 4)	13,924
Transfer agent and fund accounting fees	11,312
Legal fees	9,837
Audit fees	7,240
Distribution fees	8,481
Insurance expense	3,439
Blue Sky	2,068
Registration fees	181
Custody fees	1,810
Printing and postage expense	715
Other fees	362
Total Expenses	$ 59,369
Less:
Advisory fee waiver/reimbursement (Note 4)	16,608
Net Expenses	$ 42,761

Net Investment Income (Loss)	$ (33,227)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(582,917)
Unrealized Appreciation (Depreciation) on Investments	668,504
Net Realized and Unrealized Gain (Loss) on Investments	$ 85,587

Net Increase (Decrease) in Net Assets from Operations	$ 52,360

The accompanying notes are an integral part of the financial statements.

2003 Semi-Annual Report  5

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LIGHT REVOLUTION FUND

Statement of Changes in Net Assets

April 30, 2003 (Unaudited)

	For the six	For the year
	months ended	ended
	4/30/2003	10/31/2002
Operations:
Net investment income (loss)	$ (33,227)	$ (147,696)
Net realized gain (loss) on investment transactions	(582,917)	(2,785,732)
Net unrealized appreciation (depreciation) on investments	668,504	1,046,171
Net increase (decrease) in net assets resulting from operations	$ 52,360	$ (1,887,257)
Dividends and Distributions to Shareholders From:
Return of capital distibution	0	0
Capital gain distribution	0	0
Net Decrease from Distributions	0	0
Capital Share Transactions:
Proceeds from shares sold	181,413	3,101,406
Reinvested dividends and distributions	0	0
Cost of shares redemed	(1,674,890)	(3,664,476)
Net Increase from Shareholder Activity	$ (1,493,477)	$ (563,070)

Net Assets:
Net increase (decrease) in net assets	$ (1,441,117)	$ (2,450,327)
Beginning of year	3,125,339	5,575,666
End of year
	$ 1,684,222	$ 3,125,339

Share Transactions:
Shares sold	27,597	341,701
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(265,294)	(506,632)
Net increase (decrease) in shares	(237,697)	(164,931)
Outstanding at beginning of period	494,226	659,157
Outstanding at end of period	256,529	494,226

The accompanying notes are an integral part of the financial statements.

2003 Semi-Annual Report  6

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LIGHT REVOLUTION FUND

Financial Highlights

April 30, 2003 (Unaudited)

Selected data for a share outstanding throughout the period.

	For the Six		For the Year	For the Year		For the Year		For the Period
	Month Ended		Ended	Ended		Ended		Ended
	4/30/2003		10/31/2002	10/31/2001		10/31/2000		10/31/1999 *

Net Asset Value at Beginning of Period	$ 6.32		$ 8.46	$ 15.25		$ 11.39		$ 10.00
Net Investment Loss	(0.08)		(0.21)	(0.14)		(0.06)		(0.04)
Net Gains or Losses on Securities	0.33		(1.93)	(6.35)		3.92		1.43
(Realized and Unrealized)
Total from Investment Operations	$ 0.25		$ (2.14)	$ (6.49)		$ 3.86		$ 1.39

Dividends (From Net Investment Income)	0.00		0.00	(0.19)		0.00		0.00
Distributions (From Capital Gains)	0.00		0.00	(0.11)		0.00		0.00
Total Distributions	0.00		0.00	(0.30)		0.00		0.00

Net Asset Value at End of Period	$ 6.57		$ 6.32	$ 8.46		$ 15.25		$ 11.39

Total Return	3.96%	-	(25.30)%	(43.25)%	†	33.89%	†	13.90%	- †

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,684		$ 3,125	$ 5,576		$ 9,161		$ 1,448
Ratio of Expenses to Average Net Assets	4.24%	+	4.38%	3.98%		5.21%		20.74%	+
before reimbursement
Ratio of Net Investment Income to Average	(3.56)%	+	(3.77)%	(3.35)%		(3.99)%		(19.85)%	+
Net Assets before reimbursement
Ratio of Expenses to Average Net Assets	3.06%	+	3.27%	2.00%		2.00%		2.00%	+
after reimbursement
Ratio of Net Investment Income to Average	(2.37)%	+	(2.66)%	(1.37)%		(0.78)%		(1.11)%	+
Net Assets after reimbursement
Portfolio Turnover Rate	225.26%	+	73.35%	50.65%		17.49%		0.00%	+

* Commencement of Operations June 29, 1999
+ Annualized
- Not Annualized
† The total return calculation does not reflect the maximum sales charge discontinued February 8, 2002 of 4.75%.

The accompanying notes are an integral part of the financial statements.

2003 Semi-Annual Report  7

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LIGHT REVOLUTION FUND

Notes to Financial Statements

April 30, 2003 (Unaudited)

Note 1. Organization

The Light Revolution Fund, Inc. (the "Corporation") was organized as a Maryland corporation on October 21, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  The series presently authorized is the Light Revolution Fund (the "Fund").  Pursuant to the 1940 Act, the Fund is a "diversified" series of the Corporation and has an investment objective of capital appreciation.  The Fund commenced operations on June 29, 1999.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investment Valuation

The Common stocks and other equity-type securities that are listed on a securities exchange are valued at the last quoted sales price during regular trading on the day the valuation is made using nationally recognized pricing services.  Securities which are listed on an exchange but which are not traded on the valuation date are valued at the average of the most recent bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price.  Debt securities are valued at the latest bid prices furnished by a pricing service.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Directors of the Corporation.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.

Federal Income Taxes

The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, a provision for federal income taxes or excise taxes has not been made.

At October 31, 2002 the Fund had net realized capital loss carryover of $4,828,971 of which 1,550,331 expires in 2009 and 3,278,640 expires in 2010.  To the extent that the Fund realizes future net capital gains, taxable distributions to its respective shareholders will be offset by any unused capital loss carryover.

2003 Semi-Annual Report  8

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LIGHT REVOLUTION FUND

Notes to Financial Statements – April 30, 2003 (Continued)

Foreign Securities

The Fund may invest in foreign securities.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translation

Investment securities and other assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars based upon current exchange rates.  Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.  The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

Other

Investment and shareholder transactions are recorded on the trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. General accepted accounting principals require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in-capital.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3. Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended April 30, 2003, were as follows:

Purchases

Sales

U.S. Government

$               -

$               -

Other

$3,588,979

$3,006,062

At April 30, 2003, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Appreciation

$ 124,962

(Depreciation)

 (222,319)

Net depreciation of investments

$(97,357)

At October 31, 2002, the cost of investments for federal income tax purposes was $3,912,855.

Note 4. Agreements

The Corporation has entered into an Investment Advisory Agreement with Light Index Investment Company (the "Investment Adviser").  Pursuant to its advisory agreement with the Corporation, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets. The Fund calculated an Advisory Fee of $13,924, all of which was waived and $2,684 was reimbursed.

2003 Semi-Annual Report  9

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LIGHT REVOLUTION FUND

Notes to Financial Statements – April 30, 2003 (Continued)

Until March 31, 2002, the Investment Adviser had agreed to voluntarily waive its advisory fee and/or reimburse the Fund's other expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceeded the annual rate of 2.00% of the average net assets of the Fund, computed on a daily basis.   For the six months ended April 30, 2003, the Investment Adviser voluntarily waived advisory fees and reimbursed other Fund expenses in the amount of $13,924. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration

Recoverable Amount

10/31/03

$145,926

10/31/04

$109,106

10/31/05

$61,684

Effective January 1, 2001, Quasar Distributors, LLC (the "Distributor") serves as principal underwriter of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Corporation.  The Corporation, on behalf of the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes the Fund to pay the Distributor (and others that have entered into related agreements under the 12b-1 Plan) a distribution fee at an annual rate of up to 0.25% of the average daily net assets of the Fund.  Total 12b-1 fees accrued for the six months are $8,481 of which $6,139 were paid. Payments under the 12b-1 Plan are used to reimburse the recipient for services provided and expenses incurred in connection with the sale of the Fund's shares.  Prior to January 1, 2001, Provident Distributors, Inc. served as distributor of the Fund.

Note 5. Distributions to Shareholders

There were no distributions paid during the fiscal year 2002.  As of October 31, 2002 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income (accumulated losses)

($0)

Undistributed Long Term Capital Gain (accumulated losses)

($4,828,971)

Unrealized Appreciation / (Depreciation)

 ($895,729)

($5,724,700)

The difference between book basis and the tax basis of unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Note 6. Related Party Disclosures

Beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2003, The Charles Schwab Omnibus account was owner of 28.23% of the Fund.  Certain officers and directors of Light Index Investment Company are also officers and Directors of the Fund.  Officers and directors received no remuneration from the Corporation for services rendered to the Fund during this period.

2003 Semi-Annual Report  10

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Shares of the Light Revolution Fund are distributed by an independent third party, Quasar Distributors, LLC.  This report has been prepared for the general information of Light Revolution Fund shareholders.  It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Fund's prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund.  Please read the prospectus carefully before investing or sending money.

[Graphic Omitted]

LIGHT REVOLUTION FUND

704 Court A

Tacoma, Washington  98402

Fund:  1.888.463.3957

Fund Adviser:  1.888.544.4889

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940, as amended, have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such terms are defined in such rule), which was conducted within 90 days of the filing date, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a) Not applicable.

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Light Revolution Fund, Inc.

By /s/ Henry Hewitt

     Henry Hewitt

     President and Director

Date 7/9/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Henry Hewitt

     Henry Hewitt

     President and Director

Date 7/9/03

By /s/ Henry Hewitt

     Henry Hewitt

     Chief Financial Officer and Director

Date 7/9/03